UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05739

Name of Fund:  BlackRock MuniEnhanced Fund, Inc. (MEN)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock MuniEnhanced Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 04/30/2019

Date of reporting period: 01/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 122.6%

Alabama — 0.3%
Homewood Educational Building Authority, Refunding RB, Educational Facilities, Samford University, Series A, 5.00%, 12/01/47	$1,010	$1,105,556

Alaska — 0.7%
Alaska Industrial Development & Export Authority, RB, Providence Health Services, Series A, 5.50%, 10/01/41	990	1,065,102
Borough of Matanuska-Susitna Alaska, RB, Goose Creek Correctional Center (AGC)(a):
6.00%, 09/01/19	765	783,689
6.00%, 09/01/19	435	445,753

		2,294,544

Arizona — 1.4%
County of Maricopa Arizona IDA, Refunding RB, Series A:
HonorHealth, 5.00%, 09/01/36	645	728,721
Banner Health Obligation Group, 4.00%, 01/01/41	745	763,521
State of Arizona, COP, Department of Administration, Series A(AGM):
5.00%, 10/01/27	2,700	2,758,563
5.00%, 10/01/29	400	408,676

		4,659,481

California — 14.0%
Anaheim California Public Financing Authority, RB, Senior, Public Improvements Project, Series A (AGM), 6.00%, 09/01/24	5,000	5,776,300
California Health Facilities Financing Authority, RB:
St. Joseph Health System, Series A, 5.75%, 07/01/39	550	559,218
Sutter Health, Series B, 5.88%, 08/15/20(a)	1,200	1,278,756
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/37	1,090	1,200,177
California Statewide Communities Development Authority, RB, Kaiser Permanente, Series A, 5.00%, 04/01/42	1,480	1,585,124
California Statewide Communities Development Authority, Refunding RB, John Muir Health, Series A, 4.00%, 12/01/53	975	975,341

Security	Par (000)	Value

California (continued)
City & County of San Francisco California Airports Commission, Refunding ARB, Series A, AMT, 5.00%, 05/01/49	$795	$892,419
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, AMT:
Series A, 5.00%, 03/01/36	410	461,832
Series A, 5.00%, 03/01/37	455	510,455
Series A-1, 5.75%, 03/01/34	850	906,755
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 03/01/21(a)	2,175	2,369,989
County of San Mateo California Community College District, GO, CAB, Election of 2001, Series C (NPFGC), 0.00%, 09/01/30(b)	12,740	9,202,229
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 3.50%, 06/01/36	1,700	1,672,562
Mount San Antonio Community College District, GO, Refunding, CAB, Election of 2008, Series A, 0.00%, 08/01/43(c)	2,500	2,119,200
Poway Unified School District, GO, Refunding, CAB, School Facilities Improvement, Election of 2008, Series B, 0.00%, 08/01/36(b)	3,750	1,981,613
Rio Hondo Community College District California, GO, CAB, Election of 2004, Series C, 0.00%, 08/01/38(b)	5,000	2,405,150
San Diego California Community College District, GO, CAB, Election of 2006(b):
0.00%, 08/01/31	2,145	1,238,244
0.00%, 08/01/32	2,680	1,450,952
San Diego California Unified School District, GO, CAB, Election of 2008(b):
Series C, 0.00%, 07/01/38	1,600	783,920
Series G, 0.00%, 07/01/34	650	324,558
Series G, 0.00%, 07/01/35	690	323,996
Series G, 0.00%, 07/01/36	1,035	457,046
Series G, 0.00%, 07/01/37	690	286,654
San Diego California Unified School District, GO, Refunding, Series R-1(b):
0.00%, 07/01/30	5,000	3,555,900
0.00%, 07/01/31	1,280	863,245
San Marcos Unified School District, GO, Election of 2010, Series A(a):
5.00%, 08/01/21	700	760,599
5.00%, 08/01/21	600	651,942

1

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Walnut Valley Unified School District, GO, CAB, Election of 2007, Series B, 0.00%, 08/01/36(b)	$5,500	$2,809,345

		47,403,521

Colorado — 1.3%
City & County of Denver Colorado, COP, Colorado Convention Center Expansion Project, Series A, 4.00%, 06/01/48	1,310	1,339,187
Colorado Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group, Series A, 4.00%, 11/15/46	1,070	1,085,493
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	2,000	2,085,900

		4,510,580

Connecticut — 1.0%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing:
Sub-Series A-1, 3.85%, 11/15/43	410	408,036
Sub-Series E-1 (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 05/15/36	770	794,086
Sub-Series B-1, 4.00%, 05/15/45	1,445	1,451,401
State of Connecticut, GO, Series C, 5.00%, 06/15/32	615	695,430

		3,348,953

District of Columbia — 1.4%
District of Columbia Ballpark Revenue, RB, Series B-1 (NPFGC), 5.00%, 02/01/31	4,855	4,864,419

Florida — 10.0%
County of Brevard Florida Health Facilities Authority, Refunding RB, Health First, Inc. Project, 5.00%, 04/01/39	1,600	1,723,248
County of Highlands Florida Health Facilities Authority, RB, Adventist Health System/Sunbelt Obligated Group:
6.00%, 11/15/19(a)	5	5,167
6.00%, 11/15/37	1,445	1,491,558
County of Lee Florida, Refunding ARB, Series A, AMT:
5.63%, 10/01/26	960	1,034,342
5.38%, 10/01/32	3,160	3,375,796

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade Florida, RB, Seaport:
Department, Series A, 6.00%, 10/01/38	$2,025	$2,316,539
Department, Series B, AMT, 6.25%, 10/01/38	415	476,711
Department, Series B, AMT, 6.00%, 10/01/42	660	751,918
Series B, AMT, 6.00%, 10/01/30	640	734,861
County of Miami-Dade Florida, Refunding RB, 4.00%, 10/01/40	1,035	1,064,777
County of Miami-Dade Florida Aviation, Refunding ARB, AMT, 5.00%, 10/01/34	190	208,802
County of Miami-Dade Florida Educational Facilities Authority, RB, University of Miami, Series A, 5.00%, 04/01/40	2,995	3,269,222
County of Orange Florida Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project:
5.00%, 08/01/41	560	597,811
5.00%, 08/01/47	1,620	1,720,748
County of Orange HFA, RB, S/F Housing, Multi-County Program, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 3.75%, 09/01/47	515	501,749
County of Palm Beach Florida Solid Waste Authority, Refunding RB, Series B:
5.00%, 10/01/21(a)	30	32,497
5.00%, 10/01/31	1,970	2,131,796
County of Putnam Florida Development Authority, Refunding RB, Seminole Project, Series A, 5.00%, 03/15/42	520	574,772
County of Sarasota Florida Public Hospital District, RB, Sarasota Memorial Hospital Project, Series A, 5.63%, 07/01/19(a)	275	279,378
Florida Ports Financing Commission, Refunding RB, State Transportation Trust Fund, Series B, AMT:
5.13%, 06/01/27	2,000	2,141,240
5.38%, 10/01/29	1,050	1,140,132
Greater Orlando Aviation Authority, RB, Priority Subordinated, AMT:
Series A, 5.00%, 10/01/47	3,970	4,370,811
Sub-Series A, 5.00%, 10/01/52	1,490	1,633,472

2

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
State of Florida, GO, Department of Transportation, Right-of-Way Acquisition and Bridge Construction Bonds, 4.00%, 07/01/39	$2,065	$2,174,218

		33,751,565

Georgia — 3.5%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	500	567,305
County of LaGrange-Troup Hospital Authority, Refunding RB, Revenue Anticipation Certificates, 4.00%, 04/01/47	1,250	1,235,363
Main Street Natural Gas, Inc., RB, Series A, 4.00%, 04/01/48(d)	265	279,962
Municipal Electric Authority of Georgia, Refunding RB, Series EE (AMBAC), 7.00%, 01/01/25	7,475	9,302,413
Private Colleges & Universities Authority, RB, Savannah College of Art & Design:
5.00%, 04/01/33	140	152,705
5.00%, 04/01/44	380	405,129

		11,942,877

Hawaii — 0.4%
State of Hawaii Airports System, ARB, Series A, AMT, 5.00%, 07/01/45	1,290	1,418,045

Illinois — 16.2%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	1,000	1,076,890
City of Chicago Illinois O’Hare International Airport, GARB:
3rd Lien, Series A, 5.75%, 01/01/21(a)	4,290	4,617,327
3rd Lien, Series A, 5.75%, 01/01/39	820	869,495
Senior Lien, Series D, 5.25%, 01/01/42	2,900	3,245,738
City of Chicago Illinois Transit Authority, RB:
5.25%, 12/01/49	900	982,800
Sales Tax Receipts, 5.25%, 12/01/36	595	628,659
County of Cook Illinois Forest Preserve District, GO, Refunding, Limited Tax Project, Series B, 5.00%, 12/15/37	45	47,137

Security	Par (000)	Value

Illinois (continued)
Illinois Finance Authority, RB, Carle Foundation, Series A:
5.75%, 08/15/34	$650	$701,818
6.00%, 08/15/41	1,000	1,087,100
Illinois Finance Authority, Refunding RB, Silver Cross Hospital & Medical Centers, Series C:
4.13%, 08/15/37	740	733,836
5.00%, 08/15/44	350	373,251
Illinois Housing Development Authority, RB, S/F Housing, 4.13%, 10/01/38	1,365	1,415,041
Illinois Sports Facilities Authority, RB, State Tax Supported (AMBAC), 5.50%, 06/15/30	10,490	10,514,756
Illinois State Toll Highway Authority, RB, Series B, 5.00%, 01/01/37	1,785	1,984,295
Kane McHenry Cook & De Kalb Counties Unit School District No. 300, GO, Refunding, 5.25%, 01/01/33	9,145	10,162,107
Metropolitan Pier & Exposition Authority, RB, CAB, McCormick Place Expansion Project, Series A (NPFGC)(b):
0.00%, 12/15/26	5,000	3,710,250
0.00%, 12/15/33	9,950	5,172,607
Metropolitan Pier & Exposition Authority, Refunding RB, CAB, McCormick Place Expansion Project, Series B (AGM), 0.00%, 06/15/44(b)	3,450	1,093,961
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(a)	675	739,577
Regional Transportation Authority, RB, Series A (AMBAC), 7.20%, 11/01/20	2,460	2,621,278
State of Illinois, GO:
5.25%, 02/01/33	830	864,329
5.50%, 07/01/33	820	865,157
5.25%, 02/01/34	830	862,063
5.50%, 07/01/38	445	464,402

		54,833,874

Indiana — 0.8%
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,100	1,187,318
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	515	542,414

3

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Indiana (continued)
State of Indiana Finance Authority, RB, Private Activity Bond, Ohio River Bridges, Series A, AMT, 5.00%, 07/01/40	$890	$940,365

		2,670,097

Iowa — 2.2%
Iowa Finance Authority, RB, Iowa Health Care Facilities, Series A (AGC), 5.63%, 08/15/19(a)	5,725	5,843,164
Iowa Student Loan Liquidity Corp., RB, Senior Series A-2, AMT:
5.60%, 12/01/26	790	822,208
5.70%, 12/01/27	355	369,129
5.80%, 12/01/29	240	249,106
5.85%, 12/01/30	250	259,197

		7,542,804

Louisiana — 1.8%
City of New Orleans Louisiana Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	2,820	3,064,297
Louisiana Public Facilities Authority, Refunding RB, Ochsner Clinic Foundation Project, 5.00%, 05/15/46	2,700	2,908,305

		5,972,602

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.25%, 11/15/43	1,260	1,286,813

Maryland — 0.4%
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	1,150	1,170,804

Massachusetts — 2.7%
Massachusetts Development Finance Agency, RB, Emerson College Issue, Series A, 5.00%, 01/01/47	2,090	2,239,205
Massachusetts Development Finance Agency, Refunding RB, Partners Health Care System, 4.00%, 07/01/41	3,235	3,280,969
Massachusetts HFA, Refunding RB, AMT:
Series A, 4.45%, 12/01/42	795	808,913
Series C, 5.35%, 12/01/42	375	377,430
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A:
3.80%, 12/01/43	255	248,184
3.85%, 06/01/46	55	53,634

Security	Par (000)	Value

Massachusetts (continued)
Massachusetts School Building Authority, RB:
Dedicated Sales Tax, Senior Series A, 5.00%, 05/15/43	$1,280	$1,405,274
Sub-Series B, 4.00%, 02/15/43	755	766,687

		9,180,296

Michigan — 4.3%
City of Detroit Michigan Water Supply System Revenue, RB, 2nd Lien, Series B (AGM), 6.25%, 07/01/19(a)	400	407,380
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/41	1,700	1,836,680
Eastern Michigan University, RB, Series A (AGM), 4.00%, 03/01/44	615	628,149
Michigan Finance Authority, Refunding RB, Trinity Health Credit Group:
5.00%, 12/01/21(a)	20	21,766
Series A, 4.00%, 12/01/40	2,945	2,979,869
Michigan Strategic Fund, RB, I-75 Improvement Project, AMT, 5.00%, 12/31/43	1,640	1,788,436
Royal Oak Hospital Finance Authority Michigan, Refunding RB, Beaumont Health Credit Group, Series D, 5.00%, 09/01/39	1,065	1,149,976
State of Michigan Building Authority, Refunding RB, Facilities Program:
Series I-A, 5.38%, 10/15/36	145	157,265
Series I-A, 5.38%, 10/15/41	700	757,106
Series II-A (AGM), 5.25%, 10/15/36	900	976,653
State of Michigan Housing Development Authority, RB:
M/F Housing, Series A, 4.05%, 10/01/48	1,855	1,842,238
S/F Housing, Series C, 4.13%, 12/01/38	1,465	1,503,676

4

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Michigan (continued)
Western Michigan University, Refunding RB, General, University and College Improvements (AGM), 5.00%, 11/15/39	$380	$424,905

		14,474,099

Missouri — 0.3%
State of Missouri Health & Educational Facilities Authority, RB, Mercy Health, 4.00%, 11/15/42	1,015	1,022,399

Nebraska — 1.8%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.00%, 09/01/32	5,010	5,377,083
5.25%, 09/01/37	750	811,282

		6,188,365

Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)	850	855,873
County of Clark Nevada, ARB, Las Vegas-McCarran International Airport, Series A:
5.25%, 07/01/42	500	512,350
(AGM), 5.25%, 07/01/39	3,800	3,898,382

		5,266,605

New Jersey — 8.2%
New Jersey EDA, RB:
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	895	961,275
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.13%, 01/01/34	685	737,019
Series WW, 5.25%, 06/15/33	155	168,414
Series WW, 5.00%, 06/15/34	205	218,901
Series WW, 5.00%, 06/15/36	925	981,277
Series WW, 5.25%, 06/15/40	265	280,839
New Jersey EDA, Refunding RB:
Series B, 5.50%, 06/15/30	5,360	6,095,070
Sub-Series A, 4.00%, 07/01/32	1,040	1,037,826
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series 1, AMT:
5.50%, 12/01/26	270	286,108
5.75%, 12/01/27	1,745	1,863,712
New Jersey Housing & Mortgage Finance Agency, Refunding RB, M/F Housing, Series 2, AMT, 4.35%, 11/01/33	970	1,001,389

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program, Series AA, 5.25%, 06/15/33	$1,490	$1,584,689
Transportation Program, Series AA, 5.00%, 06/15/38	1,885	1,976,027
Transportation System, Series A, 5.50%, 06/15/41	3,150	3,284,316
Transportation System, Series AA, 5.50%, 06/15/39	1,150	1,219,334
Transportation System, Series B, 5.50%, 06/15/31	1,000	1,055,430
Transportation System, Series B, 5.00%, 06/15/42	520	536,094
Transportation System, Series D, 5.00%, 06/15/32	735	786,524
Tobacco Settlement Financing Corp. New Jersey, Refunding RB:
Series A, 5.00%, 06/01/36	1,365	1,495,904
Sub-Series B, 5.00%, 06/01/46	2,255	2,245,529

		27,815,677

New York — 4.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Second General Resolution, Fiscal 2012, Series BB, 5.25%, 06/15/44	1,425	1,550,343
City of New York New York Transitional Finance Authority, RB, Series S-3, 4.00%, 07/15/46	1,130	1,145,978
City of New York Transitional Finance Authority, Refunding RB, Future Tax Secured, Series B, 5.00%, 11/01/32	1,480	1,629,140
Hudson Yards Infrastructure Corp., RB, Senior, Fiscal 2012:
5.75%, 02/15/21(a)	430	465,239
5.75%, 02/15/47	270	289,991
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	2,715	2,886,615
Port Authority of New York & New Jersey, Refunding ARB, AMT:
Consolidated, 186th Series, 5.00%, 10/15/36	625	698,313
Consolidated,186th Series, 5.00%, 10/15/44	1,250	1,367,637
Series 207, 4.00%, 09/15/43	460	469,149
State of New York Dormitory Authority, RB, Series B, 5.75%, 03/15/19(a)	1,200	1,205,748

5

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
State of New York Dormitory Authority, Refunding RB, Bid Group 4, Series E, 5.00%, 03/15/48	$2,800	$3,194,268
State of New York HFA, RB, M/F Housing, Green Bond, Series B (SONYMA), 3.88%, 11/01/48	170	168,951

		15,071,372

Ohio — 1.9%
County of Butler Ohio, Refunding RB, UC Health, 4.00%, 11/15/37	460	464,738
County of Lucas Ohio, Refunding RB, Promedica Healthcare, Series A, 6.50%, 11/15/21(a)	530	597,400
Ohio Housing Finance Agency, RB, S/F Housing, Series A (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 09/01/48	325	326,401
State of Ohio Turnpike Commission, RB, CAB, Junior Lien, Infrastructure Projects, Series A-2, 0.00%, 02/15/37(b)	10,000	5,108,600

		6,497,139

Oklahoma — 0.2%
City of Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	555	569,763

Oregon — 1.3%
County of Clackamas Oregon Community College District, GO, Convertible Deferred Interest Bonds, Series A, 0.00%, 06/15/40(c)	440	463,483
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(b)	995	459,372
Port of Portland Oregon Airport Revenue, ARB, Series 24B, AMT, 5.00%, 07/01/42	1,150	1,266,564
State of Oregon Housing & Community Services Department, RB, S/F Housing:
Mortgage Program, Series C, 3.95%, 07/01/43	425	428,017
Series D, 3.45%, 01/01/38	1,650	1,602,975

		4,220,411

Pennsylvania — 11.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, Series B, AMT:
5.00%, 07/01/35	755	845,608
5.00%, 07/01/47	1,610	1,760,004

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth Financing Authority, RB:
Series B, 5.00%, 06/01/42	$1,600	$1,715,168
Tobacco Master Settlement Payment (AGM), 4.00%, 06/01/39	1,050	1,067,965
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University, Series A, 4.00%, 09/01/49	950	949,971
Pennsylvania Economic Development Financing Authority, RB:
AMT, 5.00%, 06/30/42	1,035	1,105,525
PA Bridges Finco LP, AMT, 5.00%, 12/31/34	7,290	7,972,854
Pennsylvania Rapid Bridge Replacement, 5.00%, 12/31/38	1,305	1,406,085
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	940	947,586
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Thomas Jefferson University, Series A, 5.25%, 09/01/50	2,330	2,610,113
Pennsylvania Housing Finance Agency, RB, S/F Housing:
Series 127-B, 3.88%, 10/01/38	885	888,965
Series 128B, 3.85%, 04/01/38(e)	1,970	1,975,674
Pennsylvania Turnpike Commission, RB:
Series A, 5.00%, 12/01/38	620	679,198
Series A-1, 5.00%, 12/01/41	2,385	2,615,892
Series B, 5.00%, 12/01/40	935	1,028,388
Series C, 5.50%, 12/01/23(a)	555	650,038
Series C, 5.00%, 12/01/39	3,275	3,580,426
Sub-Series A-1, 5.00%, 12/01/41	2,430	2,629,527
Subordinate, Special Motor License Fund, 6.00%, 12/01/20(a)	575	619,011
Pennsylvania Turnpike Commission, Refunding RB:
Motor Licenced Fund Enhancement, Third Series, 4.00%, 12/01/38	2,070	2,113,180
Series A-1, 5.00%, 12/01/40	765	836,374

6

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia School District, GO, Refunding, Series F, 5.00%, 09/01/38	$305	$334,777

		38,332,329

Rhode Island — 1.2%
Rhode Island Turnpike & Bridge Authority, Refunding RB, Series A, 5.00%, 10/01/40	465	514,704
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	1,055	981,097
5.00%, 06/01/50	2,630	2,636,891

		4,132,692

South Carolina — 5.5%
South Carolina Jobs EDA, Refunding RB, Series A:
Palmetto Health (AGM), 6.50%, 08/01/21(a)	115	128,292
Prisma Health Obligated Group, 5.00%, 05/01/38	2,490	2,741,291
South Carolina Ports Authority, ARB, AMT, 5.00%, 07/01/48	530	582,099
South Carolina Transportation Infrastructure Bank, RB, Series A, 5.25%, 10/01/19(a)	3,000	3,068,970
State of South Carolina Ports Authority, RB, AMT, 5.25%, 07/01/50	2,330	2,531,521
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	6,225	6,674,632
Series E, 5.50%, 12/01/53	745	794,557
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series B, 5.00%, 12/01/38	2,080	2,190,864

		18,712,226

South Dakota — 1.3%
South Dakota Health & Educational Facilities Authority, Refunding RB, Avera Health Issue:
4.00%, 07/01/37	1,225	1,253,102
4.00%, 07/01/42	3,000	3,036,270

		4,289,372

Tennessee — 2.5%
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/46	1,245	1,355,730

Security	Par (000)	Value

Tennessee (continued)
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Vanderbilt University, Series B, 5.50%, 10/01/19(a)	$5,000	$5,126,400
Tennessee Housing Development Agency, RB:
3.60%, 07/01/42	550	530,547
3.65%, 07/01/47	1,480	1,424,145

		8,436,822

Texas — 13.9%
Central Texas Turnpike System, RB, Series C, 5.00%, 08/15/42	1,395	1,479,425
Central Texas Turnpike System, Refunding RB, Central Texas Turnpike System, 1st Tier, Series A, 5.00%, 08/15/41	3,080	3,259,441
City of Houston Texas Combined Utility System, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
6.00%, 05/15/19	1,990	2,014,159
6.00%, 05/15/19	110	111,352
City of Houston Texas Combined Utility System Revenue, Refunding RB, Combined 1st Lien, Series A (AGC)(a):
5.38%, 05/15/19	1,280	1,293,325
5.38%, 05/15/19	70	70,739
City of San Antonio Texas Electric & Gas Revenue, RB, Junior Lien, 5.00%, 02/01/38	575	627,457
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/36(b)	2,130	1,045,298
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Christus Health, Series B, 5.00%, 07/01/35	1,880	2,129,495
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Cook Children’s Medical Center, 5.25%, 12/01/39	750	831,293
Dallas Texas Area Rapid Transit, Refunding RB, Series A, 5.00%, 12/01/48	3,160	3,532,817
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series D, 5.00%, 11/01/38	1,975	2,082,934
Series D, 5.00%, 11/01/42	1,500	1,577,925
Series H, 5.00%, 11/01/32	3,000	3,188,400

7

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Dallas-Fort Worth International Airport, Refunding ARB, Series F, 5.25%, 11/01/33	$975	$1,088,139
Leander ISD, GO, Refunding, CAB, Series D (PSF-GTD), 0.00%, 08/15/38(b)	3,420	1,499,670
North Texas Tollway Authority, Refunding RB:
4.25%, 01/01/49	1,225	1,260,684
1st Tier System, Series A, 6.00%, 01/01/28	525	526,685
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing & Expansion Project, CAB(b):
0.00%, 09/15/35	4,990	2,370,000
0.00%, 09/15/36	11,525	5,151,444
0.00%, 09/15/37	8,245	3,463,642
San Antonio Water System, Refunding RB, Junior Lien, Series A, 5.00%, 05/15/48	1,355	1,537,789
Texas Department of Housing & Community Affairs, RB, S/F Housing Mortgage, Series A (Ginnie Mae), 4.25%, 09/01/43	390	399,286
Texas Municipal Gas Acquisition & Supply Corp. III, RB, Natural Gas Utility Improvements:
5.00%, 12/15/31	1,190	1,271,693
5.00%, 12/15/32	3,440	3,667,109
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, AMT, Blueridge Transportation Group, 5.00%, 12/31/45	1,275	1,355,210

		46,835,411

Utah — 0.6%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT:
5.00%, 07/01/48	445	492,085
5.00%, 07/01/42	1,240	1,367,782

		1,859,867

Virginia — 0.1%
County of Fairfax Virginia IDA, Refunding RB, Health Care-Inova Health(a):
5.50%, 05/15/19	125	126,338
5.50%, 05/15/19	225	227,407

		353,745

Security	Par (000)	Value

Washington — 1.7%
Port of Seattle Washington, ARB, Series A, AMT, 5.00%, 05/01/43	$1,955	$2,152,983
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	1,015	1,112,684
State of Washington Convention Center Public Facilities District, RB, 5.00%, 07/01/43	615	690,485
Washington Health Care Facilities Authority, RB, Providence Health & Services:
4.00%, 10/01/45	705	708,659
Series A, 5.00%, 10/01/39	525	539,752
Series A, 5.25%, 10/01/39	625	646,006

		5,850,569

West Virginia — 0.5%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,645	1,598,364

Wisconsin — 1.4%
State of Wisconsin Health & Educational Facilities Authority, RB, Ascension Health Senior Credit Group, Series E, 5.00%, 11/15/33	1,375	1,403,187
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A:
4.15%, 11/01/48	2,150	2,173,478
4.45%, 05/01/57	1,160	1,171,658

		4,748,323

Total Municipal Bonds — 122.6% (Cost — $388,315,552)		414,232,381

8

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(f)

Arizona — 0.9%
City of Phoenix Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 07/01/19(a)	$1,200	$1,216,218
County of Maricopa Industrial Development Authority, RB, Banner Health, Series A, 4.00%, 01/01/41	1,710	1,752,391

		2,968,609

California — 2.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area Toll Bridge Subordinate, 4.00%, 04/01/47(g)	3,827	3,906,587
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(g)	1,571	1,851,522
San Diego California Community College District, GO, Election of 2002, 5.25%, 08/01/19(a)	404	411,410
University of California, RB, Series O, 5.75%, 05/15/19(a)	840	850,035

		7,019,554

Colorado — 3.2%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Subordinate System, Series A, AMT, 5.25%, 12/01/48(g)	2,324	2,642,286
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A:
5.50%, 07/01/34(g)	900	909,531
5.00%, 02/01/41	7,000	7,207,095

		10,758,912

Connecticut — 0.4%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	1,381	1,516,108

District of Columbia — 0.6%
District of Columbia, RB, Series A, 5.50%, 12/01/30(g)	1,005	1,033,963

Security	Par (000)	Value

District of Columbia (continued)
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	$1,031	$1,044,270

		2,078,233

Florida — 4.8%
County of Miami-Dade Florida Transit System, Refunding RB, Sales Tax, 5.00%, 07/01/42	4,480	4,840,282
County of Miami-Dade Florida Water & Sewer System, RB, (AGM), 5.00%, 10/01/20(a)	4,621	4,870,571
County of Orange Florida School Board, COP, Series A (AGC), 5.50%, 08/01/19(a)	3,544	3,610,471
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida, 5.00%, 08/15/47	2,640	2,931,896

		16,253,220

Illinois — 3.3%
State of Illinois, RB, Build Illinois, Series B, 5.25%, 06/15/19(a)(g)	4,399	4,454,841
State of Illinois Toll Highway Authority, RB:
Series A, 5.00%, 01/01/38	2,138	2,318,858
Series A, 5.00%, 01/01/40	2,730	3,058,382
Series B, 5.00%, 01/01/40	1,050	1,157,197

		10,989,278

Kansas — 1.6%
County of Wyandotte Kansas Unified School District, GO, Series A, 5.50%, 09/01/47	4,723	5,541,022

Louisiana — 0.5%
County of St. Louisiana Gasoline & Fuels Tax Revenue, Refunding RB, First Lien, Series A, 4.00%, 05/01/41	1,515	1,561,273

Maine — 0.4%
State of Maine Housing Authority, RB, M/F Housing, Series E, 4.15%, 11/15/38	1,411	1,450,554

Maryland — 1.3%
City of Baltimore Maryland, RB, Wastewater Project, Series A, 5.00%, 07/01/46	1,061	1,186,172

9

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
City of Baltimore Maryland Water Utility Fund, RB, Sub-Water Projects, Series A, 5.00%, 07/01/41	$2,808	$3,147,809

		4,333,981

Massachusetts — 0.5%
Commonwealth of Massachusetts, GO, Series A, 5.00%, 03/01/46	1,461	1,608,599

Michigan — 3.3%
Michigan Finance Authority, RB, Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,970	2,135,354
Michigan Finance Authority, Refunding RB, Hospital, Trinity Health Credit Group, 5.00%, 12/01/39	7,530	8,008,456
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 5.00%, 10/15/45	870	984,370

		11,128,180

Nevada — 5.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 04/01/19(a)(g)	3,778	3,803,295
County of Clark Nevada, GOL, Stadium Improvement, Series A, 5.00%, 06/01/38	3,061	3,530,405
County of Clark Nevada Water Reclamation District, GO, Series B(a):
5.50%, 07/01/19	4,499	4,569,799
5.75%, 07/01/19	1,829	1,860,168
Las Vegas Valley Water District Nevada, GO, Refunding, Water Improvement, Series A, 5.00%, 06/01/46	3,460	3,854,103

		17,617,770

New Jersey — 2.2%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 05/01/51	800	899,168
New Jersey State Turnpike Authority, Refunding RB:
Series B, 4.00%, 01/01/37	2,309	2,397,891
Series G, 4.00%, 01/01/43	2,146	2,191,398

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36(g)	$1,840	$1,918,160

		7,406,617

New York — 7.0%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	2,180	2,251,024
City of New York New York Transitional Finance Authority, RB, Future Tax, Sub-Series A-3, 5.00%, 08/01/40(g)	3,059	3,472,294
City of New York Transitional Finance Authority, BARB, Series S-1, 4.00%, 07/15/42(g)	1,680	1,704,298
City of New York Water & Sewer System, Refunding RB:
Series DD, 5.00%, 06/15/35	1,665	1,880,507
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 06/15/47	5,680	6,317,155
Metropolitan Transportation Authority, RB, Transportation, Sub-Series D-1, 5.25%, 11/15/44	3,470	3,887,875
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	1,498	1,660,225
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 198th Series, 5.25%, 11/15/56	2,241	2,534,958

		23,708,336

Ohio — 1.5%
Northeast Ohio Regional Sewer District, Refunding RB:
4.00%, 11/15/49(g)	2,115	2,146,556
4.00%, 11/15/43	2,912	3,004,913

		5,151,469

Pennsylvania — 0.7%
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/42	900	986,620

10

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Philadelphia Authority for Industrial Development, RB, Childrens Hospital of Philadelphia Project, Series A, 4.00%, 07/01/44	$1,229	$1,242,428

		2,229,048

Rhode Island — 0.4%
Rhode Island Housing & Mortgage Finance Corp., Refunding RB, S/F Housing, Home Ownership Opportunity Bonds, Series 69-B (Ginnie Mae, Fannie Mae & Freddie Mac), 3.95%, 10/01/43	1,450	1,451,987

Texas — 2.5%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	1,470	1,484,200
County of Harris Texas Toll Road Authority, Refunding RB, Senior Lien, Series A, 5.00%, 08/15/43	1,229	1,389,921
County of Tarrant Texas Cultural Education Facilities Finance Corp., Refunding RB, Texas Health Resources System, Series A, 5.00%, 02/15/41	3,440	3,805,337
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing And Expansion Project, 4.00%, 09/15/42	1,874	1,890,152

		8,569,610

Virginia — 0.8%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57	2,234	2,649,823

Washington — 1.8%
Metropolitan Washington Airports Authority, Refunding ARB, Series A, AMT, 5.00%, 10/01/30	2,530	2,735,525

Security	Par (000)	Value

Washington (continued)
Washington Health Care Facilities Authority, Refunding RB, Seattle Children’s Hospital, Series B, 5.00%, 10/01/38	$2,880	$3,316,358

		6,051,883

Wisconsin — 1.1%
State of Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Obligated Group:
Series A, 5.00%, 04/01/42	1,980	2,117,303
Series C, 5.25%, 04/01/19(a)(g)	1,430	1,437,648

		3,554,951

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 46.1% (Cost — $153,691,914)		155,599,017

Total Long-Term Investments — 168.7% (Cost — $542,007,466)		569,831,398

	Shares

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, MuniCash, Institutional Class,
1.24%(h)(i)	1,037,508	1,037,716

Total Short-Term Securities — 0.3% (Cost — $1,037,638)		1,037,716

Total Investments — 169.0% (Cost — $543,045,104)		570,869,114

Other Assets Less Liabilities — 0.5%		1,740,405

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (27.4)%		(92,472,101)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (42.1)%		(142,277,132)

Net Assets Applicable to Common Shares — 100.0%		$337,860,286

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)	Zero-coupon bond.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	When-issued security.
(f)

Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(g)

All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expires between April 1, 2019 to April 1, 2039, is $18,366,894. See Note 4 of the Notes to Financial Statements for details.

(h)	Annualized 7-day yield as of period end.

11

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

(i)

During the period ended January 31, 2019, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 4/30/18	Net Activity	Shares Held at 01/31/19	Value at 01/31/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	—	1,037,508	1,037,508	$1,037,716	$17,021	$954	$77

(a)	Includes net capital gain distributions, if applicable.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	78	03/20/19	$9,553	$(207,139)
Long U.S. Treasury Bond	190	03/20/19	27,871	(1,228,317)
5-Year U.S. Treasury Note	22	03/29/19	2,527	(43,352)

				$(1,478,808)

12

Schedule of Investments (unaudited) (continued) January 31, 2019	BlackRock MuniEnhanced Fund, Inc. (MEN)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report. The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$569,831,398	$—	$569,831,398
Short-Term Securities	1,037,716	—	—	1,037,716

	$1,037,716	$569,831,398	$—	$570,869,114

Derivative Financial Instruments(b)
Liabilities:
Interest rate contracts	$(1,478,808)	$—	$—	$(1,478,808)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of year end, such assets and/or liabilitie are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(92,108,898)	$—	$(92,108,898)
VRDP Shares at Liquidation Value	—	(142,500,000)	—	(142,500,000)

	$—	$(234,608,898)	$—	$(234,608,898)

During the period ended January 31, 2019, there were no transfers between levels.

13

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniEnhanced Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniEnhanced Fund, Inc.

Date: March 22, 2019